Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
6. Leases
As of December 31, 2019, the Company has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2027. The Group does not plan to cancel the existing lease agreements for its existing facilities prior to their respective expiration dates. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.
Information related to operating leases as of December 31, 2019 is as follows (in thousands, except for percentages and years).

	As of December 31,
	2019
	RMB	US$ (Note 2.5)
Assets
Operating lease right-of-use assets	16,435	2,326

Liabilities
Operating lease liabilities, current	6,807	963
Operating lease liabilities, non-current	7,492	1,060
Weighted average remaining lease term (years)	2.4	2.4
Weighted average discount rate	5%	5%

Information related to operating lease activity during the year ended December 31, 2019 is as follows:

	For the Year Ended December 31, 2019
	RMB	US$ (Note 2.5)
Operating lease rental expense
Amortization of right-of-use assets	5,260	745
Expense for short-term leases within 12 months	592	84
Interest of lease liabilities	543	76

	6,395	905

Future annual minimum lease payments for operating leases as of December 31, 2018 under ASC 840 were as follows:

Operating Leases
RMB
2019	5,754
2020	5,274
2021	3,511
2022	60
2023	60
Thereafter	276

Total	14,935

Maturities of lease liabilities were as follows:

	As of December 31, 2019
	RMB	US$ (Note 2.5)
2020	7,634	1,081
2021	5,617	795
2022	1,885	267
2023	60	8
2024	60	8
Thereafter	181	26

Total undiscounted lease payments	15,437	2,185
Less: imputed interest	(1,138)	(161)

Total lease liabilities	14,299	2,024